Shareholder Report, Line Graph (Details) B001399_Direxion Daily Uranium Industry Bull 2X Shares_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 26, 2024	Oct. 31, 2025
Direxion Daily Uranium Industry Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Direxion Daily Uranium Industry Bull 2X Shares NAV
Accumulated Value	$ 9,748	$ 10,000	$ 21,741
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,477	10,000	$ 12,725
Solactive United States Uranium and Nuclear Energy ETF Select Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive United States Uranium and Nuclear Energy ETF Select Index
Accumulated Value	$ 10,300	$ 10,000	$ 17,293